Expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Depreciation and amortization	R$ 60,249	R$ 23,078	R$ 23,222
Personnel expenses	58,086	48,762	30,621
Expenses with service provider	149,401	111,596	57,293
Leasing	13,637	21,315	8,488
Cost of agricultural products	134,972	98,561	130,188
Fair value of cost of agricultural products	96,689	39,163
Freight and storage	14,450	9,608	7,731
Allowance for doubtful accounts	(2,440)	(530)	133
Sale of farms		35
Maintenance, travel expenses and others	16,959	16,974	15,675
Total	542,003	368,562	273,351
Cost of products sold [member]
Statement Line Items [Line Items]
Depreciation and amortization	58,737	22,494	22,406
Personnel expenses	25,115	18,660	4,265
Expenses with service provider	143,808	108,147	53,014
Leasing	13,462	20,512	7,799
Cost of agricultural products	134,972	98,561	130,188
Fair value of cost of agricultural products	96,689	39,163
Freight and storage
Allowance for doubtful accounts
Sale of farms
Maintenance, travel expenses and others	11,030	11,677	10,647
Total	483,813	319,214	228,319
Selling expenses [member]
Statement Line Items [Line Items]
Depreciation and amortization
Personnel expenses	2,290	1,423	2,223
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of cost of agricultural products
Freight and storage	14,450	9,608	7,731
Allowance for doubtful accounts	(2,440)	(530)	133
Sale of farms		35
Maintenance, travel expenses and others
Total	14,300	10,536	10,087
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortization	1,512	584	816
Personnel expenses	30,681	28,679	24,133
Expenses with service provider	5,593	3,449	4,279
Leasing	175	803	689
Cost of agricultural products
Fair value of cost of agricultural products
Freight and storage
Allowance for doubtful accounts
Sale of farms
Maintenance, travel expenses and others	5,929	5,297	5,028
Total	R$ 43,890	R$ 38,812	R$ 34,945